PROPERTY AND EQUIPMENT, NET	12 Months Ended
May 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 － PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of May 31,
	2025	2024
	$’000	$’000
At cost:
Factory and office equipment	40	37
Factory improvement	745	711
Leasehold factory premises	581	555
Furniture & fittings	22	24
Machinery and equipment	1,724	3,401
Motor vehicles and forklifts	974	1,102
Renovation	104	99

	4,190	5,929
Less: accumulated depreciation	(3,261)	(3,997)
Less: provision for impairment	(226)	(1,011)

Property and equipment, net	703	921

Depreciation expense for the financial years ended May 31, 2025 and 2024 was approximately $0.3 million and approximately $0.5 million, respectively.

Provision for impairment of property and equipment as of May 31, 2025 and 2024 was approximately $0.2 million and approximately $1.0 million, respectively.